Long-term debt (Details) $ in Thousands				12 Months Ended						24 Months Ended
	Jun. 16, 2014 MXN ($) item	Apr. 20, 2014 USD ($)	Mar. 26, 2013 MXN ($) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2014 MXN ($) item	Dec. 31, 2013 MXN ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2018 MXN ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2012 USD ($)
Long-term debt
Total long-term debt											$ 4,593,223		$ 4,644,387		$ 4,707,303
Less: Financing commissions											(8,629)		(11,115)		(13,438)
Net long-term debt											4,584,594		4,633,272		4,693,865
Current portion of long-term debt				$ (2,107,000)							(41,425)		(50,852)		(56,122)
Long-term debt				231,127,000							$ 4,543,169		4,582,420		4,637,743
Principal amount				$ 49,563,000								$ 51,168,000		$ 58,875,000
Number of airports guaranteeing the certificates | item								9
Number of airports | item				13							13
Percentage of airports guaranteeing the certificates (as a percent)								80.00%
Exchange loss, net				$ (788,000)	$ (15,488)	$ (63,072)	$ (29,177)
Debt securities issued in the Mexican market on June 16, 2014
Long-term debt
Total long-term debt											$ 3,000,000		3,000,000		3,000,000
Principal amount	$ 3,000,000							$ 3,000,000
Interest rate (as a percent)	6.85%
Term of loan	7 years							7 years
Number of airports guaranteeing the certificates | item	9
Number of airports	13
Percentage of airports guaranteeing the certificates (as a percent)	80.00%
Debt securities issued in the Mexican market on March 26, 2013
Long-term debt
Total long-term debt											1,500,000		1,500,000		1,500,000
Principal amount			$ 1,500,000						$ 1,500,000
Interest rate (as a percent)			6.47%
Term of loan			10 years						10 years
Number of airports guaranteeing the certificates | item			9
Number of airports | item			13
Percentage of airports guaranteeing the certificates (as a percent)			80.00%
Unsecured lines of credit with Private Export Funding Corporation
Long-term debt
Total long-term debt											$ 90,156		$ 128,991		$ 175,410
Maximum borrowing capacity										$ 20,385,000
Interest rate (as a percent)				4.04%							4.04%	2.94%	2.94%	2.25%	2.25%
Outstanding amount				$ 4,583,000								$ 6,536,000		$ 8,489,000
Interest rate basis										three-month LIBOR
Spread on interest rate basis										1.25%
Line of credit with UPS Capital Business Credit
Long-term debt
Total long-term debt											$ 3,067		$ 15,396		$ 29,016
Maximum borrowing capacity		$ 3,120,000
Interest rate (as a percent)				5.44%							5.44%	4.34%	4.34%	3.65%	3.65%
Outstanding amount				$ 156,000								$ 780,000		$ 1,404,000
Interest rate basis		three-month LIBOR
Spread on interest rate basis		2.65%
Firefighting equipment carrying value recorded as improvements to concessioned assets											$ 35,760		$ 44,590		$ 53,421
Unsecured line of credit with UPS Capital Business Credit
Long-term debt
Total long-term debt															2,877
Maximum borrowing capacity																$ 2,775,000
Outstanding amount														$ 139,000
Unsecured lines of credit with Private Export Funding Corporation and Unsecured line of credit with UPS Capital Business Credit
Long-term debt
Baggage screening equipment carrying value recorded as improvements to concessioned assets											$ 284,008		$ 292,922		$ 301,835
Bank Loans
Long-term debt
Exchange loss, net					$ 1,601	$ 11,748	$ (36,790)